BUSINESS COMBINATIONS (Details) - Schedule of reconciles the elements of the Business Combination - Clever Leaves [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020 [1]
BUSINESS COMBINATIONS (Details) - Schedule of reconciles the elements of the Business Combination [Line Items]
Cash – SAMA trust and cash, net of redemptions	$ 86,644	$ 86,644
Cash – SAMA PIPE	6,000	6,000
Non-cash PIK	(2,881)	(2,881)
Cash assumed from SAMA	698	698
Cash consideration to certain Clever Leaves shareholders	(3,057)
Less: transaction costs and advisory fees	(13,895)	(13,895)
Net Business Combination	73,509	73,509
Non-cash PIK	2,881
Deferred issuance costs	1,503	1,503
Warranty liability	(29,841)	(29,841)
Net liabilities assumed from SAMA	(258)	$ (258)
Net contributions from Business Combination	$ 47,794

[1]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.